J.P. Morgan Mortgage Trust 2021-INV3

Exhibit 99.8

SellerLoanID	Customer Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	302494321	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. XXXX CU Score is 2.1.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302629533	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The documentation in file reflected the borrower was refinancing the primary residence located at XXXX, and 2 rental properties located at XXXX and XXXX simultaneously with the subject mortgage. The loan file contained a first payment notification forXXXX confirming the new PITI payment and a credit update confirming the existing first mortgage with XXXX and HELOC with XXXX secured by that property were paid off prior to the subject loan closing; however, the loan file did not contain any documentation confirming the new PITI payments for XXX or XXXX. In addition, the loan file did not contain any documentation confirming the existing liens with XXXX for each property were paid in full as required.

Response 1 (XX/XX/XXXX 9:59AM)
Still missing new payment documentation for XXXX. (Upheld)

Response 2 (XX/XX/XXXX 11:23AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 1.5.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302638787	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Recording Fee on the initial CD issued XX/XX/XXXX and revised CD issued XX/XX/XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX was required of which $XXXX was reimbursed on the final CD. There is a remaining cost to cure in the amount of $XXXX. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 4:55PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee on the initial CD issued XX/XX/XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 4:55PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. Missing CD evidence of monthly PITIA obligation for: XXXXX, refinanced XX/XX/XXXX.

Response 1 (XX/XX/XXXX 11:28AM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. Missing document verification of monthly P&I, and monthly HOI obligation, for the primary residence at: XXXX.

Response 1 (XX/XX/XXXX 11:29AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 2.1.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	C	A	C	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	302674714	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - CD - Incorrect Section-

The Lenders Title Insurance was included in Section B of the CD issued on XX/XX/XXXX. However, the fee should have been entered under Section C. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(f), (g)

Response 1 (XX/XX/XXXX 5:10PM)
The documentation provided is sufficient to cure the finding; however, the loan fails the PCCD delivery date test because the violation was cured more than 60 days after consummation. (Resolved)

(Clear) TRID - CD - Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date. The disbursement date reflects XX/XX/XXXX which is prior to the closing/consummation date of XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

Response 1 (XX/XX/XXXX 5:11PM)
The documentation provided is sufficient to cure the finding; however, the loan fails the PCCD delivery date test because the violation was cured more than 60 days after consummation. (Resolved)

								(Clear) Income - Rental Property Income- The documentation supporting income from other real estate owned is not adequately supported to meet underwriting guidelines. The borrower has owned subject property since XXXX. Per FNMA guidelines; the most recent personal tax return is required for calculation of income/loss. Additional conditions may apply. Response 1 (XX/XX/XXXX 5:54PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Subject CU Score was not provided in UCDP Findings due to subject is a 2 unit property. Response 1 (XX/XX/XXXX 8:49AM) Documentation received is sufficient. (Resolved)	3	2	3	1	2	2	3	1	C	B	C	A	C	A	B	B	C	C	C	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
XXXX	302792060	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 9:34AM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	302792062	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. XXXX CU Score is 2.5.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302792091	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA supports appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302792096	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. XXXX CU Score is 2.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302792101	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. XXXX CU Score is 2.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302792151	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. XXXX CU Score is 2.5.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A